Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED FEBRUARY 28, 2020
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective March 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/AQR Managed Futures Strategy Fund, please add following as the last paragraph:

JNAM will voluntarily waive 0.05% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective March 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA International Core Equity Fund, please add following as the last paragraph:

JNAM will voluntarily waive 0.05% of management fees on all Fund assets. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/AQR MANAGED FUTURES STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED FEBRUARY 28, 2020
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective March 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/AQR Managed Futures Strategy Fund, please add following as the last paragraph:

JNAM will voluntarily waive 0.05% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/DFA International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED FEBRUARY 28, 2020
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective March 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA International Core Equity Fund, please add following as the last paragraph:

JNAM will voluntarily waive 0.05% of management fees on all Fund assets. There is no guarantee that JNAM will continue to provide the waiver in the future.